Stockholders' Equity (Deficit) (Details) - Schedule of stock option activity - Option [Member] - USD ($)	10 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit) (Details) - Schedule of stock option activity [Line Items]
Number of Options, Beginning Balance	60,638
Weighted Average Exercise Price, Beginning Balance	$ 3.2
Aggregate Intrinsic Value, Option outstanding, Beginning balance
Number of Options, Deemed issued in connection with the Company's recapitalization		60,638
Weighted Average Exercise Price, Deemed issued in connection with the Company's recapitalization		$ 3.2
Weighted Average Remaining Contractual, Deemed issued in connection with the Company's recapitalization		10 days
Aggregate Intrinsic Value, Deemed issued in connection with the Company's recapitalization
Number of Options, Ending Balance		60,638
Weighted Average Exercise Price, Ending Balance		$ 3.2
Weighted Average Remaining Contractual Life (Years), Ending		10 days
Aggregate Intrinsic Value, Option outstanding, Ending balance
Number of Options, Expired	(60,638)
Weighted Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired